UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: December 31, 2012 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL February 5, 2013


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $ 190464
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALIX INC			COM	13100M509	2531	329126	SH			SOLE	329126
CONN'S INC			COM	208242107	4946	161316	SH			SOLE	161316
CYNOSURE INC-A			COM	232577205	2668	110677	SH			SOLE	110677
DREW INDUSTRIES INC		COM	26168L205	1066	33057	SH			SOLE	33057
DYCOM INDUSTRIES INC		COM	267475101	3859	194874	SH			SOLE	194874
FINISAR CORPORATION		COM	31787A507	6199	380530	SH			SOLE	380530
FIRST CASH FINL SVCS		COM	31942D107	6007	121062	SH			SOLE	121062
GREAT LAKES DREDGE &D0CK 	COM	390607109	3633	406832	SH			SOLE	406832
GREEN DOT CORP-CLASS A		COM	39304D102	5302	434612	SH			SOLE	434612
HEADWATERS INC			COM	42210P102	2983	348445	SH			SOLE	348445
HELEN OF TROY LTD		COM	G4388N106	7069	211527	SH			SOLE	211527
KORN/FERRY INTL			COM	500643200	8168	515014	SH			SOLE	515014
LANDSTAR SYSTEM INC		COM	515098101	3079	58686	SH			SOLE	58686
LINEAR TECHNOLOGY CORP		COM	535678106	6067	176866	SH			SOLE	176866
MERIDIAN BIOSCIENCE INC		COM	589584101	5836	288200	SH			SOLE	288200
MYR GROUP INC/DELAWARE		COM	55405W104	10296	462726	SH			SOLE	462726
NATIONAL INSTRUMENTS 		COM	636518102	4694	181860	SH			SOLE	181860
POTLATCH CORP			COM	737630103	4352	111164	SH			SOLE	111164
POWER INTEGRATIONS INC		COM	739276103	5975	177786	SH			SOLE	177786
RADIAN GROUP INC		COM	750236101	2950	482791	SH			SOLE	482791
RESOURCES CONNECTION INC	COM	76122Q105	802	67215	SH			SOLE	67215
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	3979	219349	SH			SOLE	219349
ROBERT HALF INTL INC		COM	770323103	6842	215033	SH			SOLE	215033
ROGERS CORP			COM	775133101	6528	131460	SH			SOLE	131460
SAIC INC			COM	78390X101	4671	412601	SH			SOLE	412601
SIMPSON MANUFACTURING 		COM	829073105	8717	265840	SH			SOLE	265840
SKYWORKS SOLUTIONS INC		COM	83088M102	7943	391288	SH			SOLE	391288
SONIC AUTOMOTIVE INC		COM	83545G102	7056	337751	SH			SOLE	337751
SUPER MICRO COMPUTER		COM	86800U104	1786	175057	SH			SOLE	175057
SYKES ENTERPRISES INC		COM	871237103	5391	354197	SH			SOLE	354197
SYMMETRY MEDICAL INC		COM	871546206	2907	276323	SH			SOLE	276323
TEAM INC			COM	878155100	3904	102640	SH			SOLE	102640
VCA ANTECH INC			COM	918194101	2945	139911	SH			SOLE	139911
VISHAY INTERTECHNOLOGY		COM	928298108	4692	441374	SH			SOLE	441374
WATSCO INC			COM	942622200	4870	65020	SH			SOLE	65020
WERNER ENTERPRISES INC		COM	950755108	6024	277997	SH			SOLE	277997
WMS INDUSTRIES INC		COM	929297109	13480	770280	SH			SOLE	770280
WNS HOLDINGS LTD-ADR		ADR	92932M101	249	23828	SH			SOLE	23828




